Expense Example - Global X Funds - Global X Ethereum Covered Call ETF - Global X Ethereum Covered Call ETF Class	Jan. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240